STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS - Schedule of Recognized Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Cost of revenue:
Total stock-based compensation expense	$ 25,348	$ 33,036	$ 27,542
Income tax benefits related to stock-based compensation (before consideration of valuation allowances)	3,358	4,196	4,347
Total stock-based compensation, net of taxes	21,990	28,840	23,195
Cost of revenue: | Software
Cost of revenue:
Total stock-based compensation expense	229	229	734
Cost of revenue: | Software service
Cost of revenue:
Total stock-based compensation expense	1,078	1,160	441
Cost of revenue: | Professional service and other
Cost of revenue:
Total stock-based compensation expense	2,038	2,535	952
Research and development, net
Cost of revenue:
Total stock-based compensation expense	8,048	7,792	5,621
Selling, general and administrative
Cost of revenue:
Total stock-based compensation expense	$ 13,955	$ 21,320	$ 19,794